MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2022
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6.MARKETABLE SECURITIES

	Average yield	June 30,	December 31,
	p.a. %	2022	2021
In local currency
Private funds	106.55 of CDI	782,687	17,120
Public titles measured at fair value through profit or loss	101.71 of CDI	517,760	637,616
Private Securities (CDBs)	102.94 of CDI	3,085,464	4,456,828
Private Securities (CDBs) - Escrow Account (1)	102.70 of CDI	257,292	250,054
Other		1,971	2,044
		4,645,174	5,363,662
Foreign currency
Time deposits (2)	2.50	7,898,615	2,376,369
Other	2.86	51,265	18,298
		7,949,880	2,394,667
		12,595,054	7,758,329

Current		12,337,762	7,508,275
Non-Current		257,292	250,054

1)

Includes escrow account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions related to transactions with (i) CMPC Celulose Riograndense SA (“CMPC”) as a result of the Losango Project, for sale land and forests, whose agreement was signed in December 2012 and (ii) Turvinho, for the sale of rural properties, whose agreement was signed in November 2020.

2)	Refers to Time Deposit investments, with maturity over 90 days, which is a remunerated bank deposit with a specific maturity period.